As filed with the Securities and Exchange Commission on February 22, 2012.

1933 Act Registration No. 333-177369

1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

CURIAN VARIABLE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237

(Mailing Address)

with a copy to:

Susan S. Rhee, Esq. Curian Variable Series Trust Vice President, Chief Legal Officer & Secretary 1 Corporate Way Lansing, Michigan 48951	K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, Illinois 60602-4207 Attn: Alan Goldberg
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on March 5, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 22nd day of February, 2012.

CURIAN VARIABLE SERIES TRUST

/s/ Susan S. Rhee*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee*	February 22, 2012
David W. Agostine Trustee

/s/ Susan S. Rhee*	February 22, 2012
Michael A. Bell President and Trustee

/s/ Susan S. Rhee*	February 22, 2012
Gregory P. Contillo Trustee

/s/ Susan S. Rhee*	February 22, 2012
Dylan E. Taylor Trustee

/s/ Susan S. Rhee*	February 22, 2012
Scot T. Wetzel Trustee

/s/ Susan S. Rhee*	February 22, 2012
Daniel W. Koors Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST
Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase